Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net income (loss)	$ (89,176)	$ 175,959	$ (2,156,679)	$ 1,963,469
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense	64,294	224,423	852,883	869,407
Non-cash lease expense	34,833	49,712	172,314	117,824
Allowance for credit losses	276,769		2,564,686
Impairment loss on intangible asset			979,428
Impairment loss on goodwill			863,833
Changes in operating assets and liabilities
Accounts receivable	(546,350)	785,262	(2,417,438)	(124,843)
Inventories	64,778	(66,676)	(76,524)	66,424
Prepayments and other current assets, net	(53,733)	(446,876)	(1,033,644)	(1,755,603)
Due from related parties		167	24,958	356,225
Deposits paid, net	(11,881)	(327,389)	(251,545)	(1,591,577)
Accounts payable	23,682	(74,504)	482,213	(18,632)
Due to related parties	12,199	(112,717)	(162,018)	118,009
Customer advances	517	(31,914)	(218,717)	(210,259)
Accrued liabilities	95,903	27,819	531,332	189,812
Income tax payable	(6,716)	(25,754)	15,660	(300,140)
Operating lease obligations	(41,550)	(44,070)	(163,815)	(137,258)
Net cash provided by (used in) operating activities	(174,905)	133,442	6,927	(457,142)
Cash flows from investing activity
Acquisition of intangible asset	(702)		(7,511)	(28,008)
Repayment of advance to related parties				614,275
Purchase of property and equipment			(2,599)	(117,077)
Net cash provided by (used in) investing activities	(702)		(10,110)	469,190
Cash flows from financing activities
Borrowings from related parties				464,958
Borrowings from a revolving credit line	67,963		148,606
Borrowings from bank loans			135,499	77,609
Borrowings from a third party			80,338
Repayments to related parties		(78,761)	(154,510)	(684,784)
Repayments to bank loans	(27,062)		(61,184)
Repayments to a third party	(9,884)	(16,877)	(82,629)	(49,817)
Net cash provided by (used in) financing activities	31,017	(95,638)	66,120	(192,034)
Effect of exchange rate changes on cash and cash equivalents	(909)	(10,354)	(20,415)	53,312
Net changes in cash and cash equivalents	(145,499)	27,450	42,522	(126,674)
Cash and cash equivalents–beginning of the period	165,685	123,163	123,163	249,837
Cash and cash equivalents–end of the period	20,186	150,613	165,685	123,163
Supplementary cash flow information:
Interest paid	9,292	5,825	31,444	17,816
Income taxes paid	121,883	64,784	166,516	444,376
Non-cash investing and financing activity
Expenses paid by related parties on behalf of the Company			135,774	344,218
Remeasurement of the operating lease obligation and right-of-use asset due to lease modification				41,010
Operating lease right-of-use asset obtained in exchange for operating lease obligation	25,185		94,285	319,092
Loss on disposal of intangible asset	1,526
Net cash used in investing activity	$ (702)		$ (10,110)	$ 469,190